Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended			0 Months Ended	3 Months Ended		6 Months Ended
	Jun. 27, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 27, 2014	Aug. 14, 2014 Subsequent Event [Member]	Jun. 30, 2014 Subsequent Event [Member]	Jun. 30, 2013 Subsequent Event [Member]	Jun. 30, 2014 Subsequent Event [Member]	Jul. 24, 2014 Subsequent Event [Member]	Jul. 14, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Partnership units issued											490,000	150,000
Aggregate additional general partner capital contribution		$ 400,000		$ 400,000		$ 2,700,000
General partner interest in Partnership, percentage	2.00%			2.00%
Cash distribution paid, date paid				Aug. 14, 2014
Cash distribution paid, per unit		$ 0.435		$ 0.435			$ 0.435	$ 0.435	$ 0.317	$ 0.435
Cash distribution		$ 9,945,000	$ 5,547,000		$ 21,954,000		$ 9,900,000